Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 3,331
Balance at end of year	3,219	$ 3,331
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,987	6,020
Acquisitions	2	23
Removed from service	(1)	(16)
Disposals of businesses	(5)	(26)
Translation and other, net	(71)	(14)
Balance at end of year	5,912	5,987
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,656)	(2,593)
Amortization	(99)	(119)
Removed from service	1	16
Disposals of businesses	5	26
Translation and other, net	56	14
Balance at end of year	(2,693)	(2,656)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646	2,646
Acquisitions		0
Removed from service		0
Disposals of businesses	0	0
Translation and other, net		0
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	0	0
Amortization		0
Removed from service		0
Disposals of businesses	0	0
Translation and other, net		0
Balance at end of year	0	0
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	20
Balance at end of year	12	20
Finite useful life trade names finite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	130	147
Acquisitions	0	0
Removed from service	0	(7)
Disposals of businesses	0	(9)
Translation and other, net	0	(1)
Balance at end of year	130	130
Finite useful life trade names finite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(110)	(117)
Amortization	(9)	(10)
Removed from service	0	7
Disposals of businesses	0	9
Translation and other, net	1	1
Balance at end of year	(118)	(110)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	557
Balance at end of year	480	557
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,815	1,844
Acquisitions	2	0
Removed from service	(1)	(3)
Disposals of businesses	(5)	(17)
Translation and other, net	(44)	(9)
Balance at end of year	1,767	1,815
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,258)	(1,204)
Amortization	(64)	(82)
Removed from service	1	3
Disposals of businesses	5	17
Translation and other, net	29	8
Balance at end of year	(1,287)	(1,258)
Databases and content [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	78
Balance at end of year	57	78
Databases and content [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	638	640
Acquisitions	0	0
Removed from service	0	(1)
Disposals of businesses	0	0
Translation and other, net	(8)	(1)
Balance at end of year	630	638
Databases and content [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(560)	(542)
Amortization	(20)	(20)
Removed from service	0	1
Disposals of businesses	0	0
Translation and other, net	7	1
Balance at end of year	(573)	(560)
Other identifiable intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	30
Amortization	(99)	(119)
Balance at end of year	24	30
Other identifiable intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	758	743
Acquisitions	0	23
Removed from service	0	(5)
Disposals of businesses	0	0
Translation and other, net	(19)	(3)
Balance at end of year	739	758
Other identifiable intangible assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(728)	(730)
Amortization	(6)	(7)
Removed from service	0	5
Disposals of businesses	0	0
Translation and other, net	19	4
Balance at end of year	$ (715)	$ (728)